Document and Entity Information	Mar. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-33209
Entity Registrant Name	ALTRA INDUSTRIAL MOTION CORP.
Entity Central Index Key	0001374535
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1478870
Entity Address, Address Line One	300 Granite Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	781
Local Phone Number	917-0600
Title of 12(b) Security	Common Stock (par value $0.001)
Trading Symbol	AIMC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false